CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 3.7%
Interactive Media & Services - 1.4%
QuinStreet Inc.	119,460	$1,828,933	*

Media - 2.3%
Gray Television Inc.	138,010	2,958,934	*

TOTAL COMMUNICATION SERVICES		4,787,867

CONSUMER DISCRETIONARY - 9.3%
Diversified Consumer Services - 2.0%
K12 Inc.	76,130	1,549,246	*
OneSpaWorld Holdings Ltd.	61,660	1,038,354	*

Total Diversified Consumer Services		2,587,600

Hotels, Restaurants & Leisure - 1.7%
Chuy’s Holdings Inc.	47,050	1,219,536	*
Everi Holdings Inc.	75,150	1,009,265	*

Total Hotels, Restaurants & Leisure		2,228,801

Specialty Retail - 4.9%
Aaron’s Inc.	36,000	2,055,960
Hudson Ltd., Class A Shares	114,460	1,755,816	*
Lithia Motors Inc., Class A Shares	7,830	1,151,010
Murphy USA Inc.	13,090	1,531,530	*

Total Specialty Retail		6,494,316

Textiles, Apparel & Luxury Goods - 0.7%
Oxford Industries Inc.	12,400	935,208

TOTAL CONSUMER DISCRETIONARY		12,245,925

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.6%
Sprouts Farmers Market Inc.	105,830	2,047,811	*

Food Products - 0.7%
TreeHouse Foods Inc.	19,170	929,745	*

TOTAL CONSUMER STAPLES		2,977,556

ENERGY - 5.6%
Energy Equipment & Services - 3.5%
Apergy Corp.	56,260	1,900,463	*
Newpark Resources Inc.	146,900	921,063	*
Patterson-UTI Energy Inc.	91,770	963,585
U.S. Silica Holdings Inc.	134,980	830,127

Total Energy Equipment & Services		4,615,238

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2019 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 2.1%
Brigham Minerals Inc., Class A Shares	54,670	$1,172,125
Matador Resources Co.	83,460	1,499,776	*

Total Oil, Gas & Consumable Fuels		2,671,901

TOTAL ENERGY		7,287,139

FINANCIALS - 29.7%
Banks - 18.9%
Bank OZK	69,540	2,121,318
Cadence BanCorp	120,540	2,185,390
First Financial Bancorp	76,505	1,946,287
First Interstate BancSystem Inc., Class A Shares	40,340	1,691,053
Great Western Bancorp Inc.	60,930	2,116,708
Heartland Financial USA Inc.	38,000	1,890,120
IBERIABANK Corp.	29,400	2,200,002
TriCo Bancshares	32,890	1,342,241
TriState Capital Holdings Inc.	73,400	1,917,208	*
WesBanco Inc.	49,000	1,851,710
Western Alliance Bancorp	45,000	2,565,000
Wintrust Financial Corp.	41,930	2,972,837

Total Banks		24,799,874

Capital Markets - 1.3%
Blucora Inc.	64,290	1,680,541	*

Consumer Finance - 3.0%
Encore Capital Group Inc.	36,520	1,291,347	*
OneMain Holdings Inc.	28,650	1,207,598
Oportun Financial Corp.	57,370	1,365,406	*

Total Consumer Finance		3,864,351

Insurance - 2.7%
Assured Guaranty Ltd.	42,410	2,078,938
ProAssurance Corp.	41,340	1,494,028

Total Insurance		3,572,966

Mortgage Real Estate Investment Trusts (REITs) - 1.6%
Starwood Property Trust Inc.	85,960	2,136,965

Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd.	19,880	1,033,561
Washington Federal Inc.	49,240	1,804,646

Total Thrifts & Mortgage Finance		2,838,207

TOTAL FINANCIALS		38,892,904

HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.1%
Quotient Ltd.	157,580	1,498,586	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2019 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.7%
Acadia Healthcare Co. Inc.	61,390	$2,039,376	*
Covetrus Inc.	113,450	1,497,540	*

Total Health Care Providers & Services		3,536,916

Life Sciences Tools & Services - 1.5%
Syneos Health Inc.	33,390	1,985,870	*

Pharmaceuticals - 0.6%
Intra-Cellular Therapies Inc.	22,120	758,937	*

TOTAL HEALTH CARE		7,780,309

INDUSTRIALS - 11.8%
Airlines - 1.8%
SkyWest Inc.	36,000	2,326,680

Machinery - 1.2%
EnPro Industries Inc.	23,720	1,586,394

Professional Services - 1.0%
ICF International Inc.	13,760	1,260,691

Road & Rail - 1.1%
Marten Transport Ltd.	66,100	1,420,489

Trading Companies & Distributors - 6.7%
Foundation Building Materials Inc.	61,830	1,196,410	*
GATX Corp.	18,240	1,511,184
MRC Global Inc.	91,170	1,243,559	*
Rush Enterprises Inc., Class A Shares	46,200	2,148,300
Textainer Group Holdings Ltd.	66,670	714,036	*
Triton International Ltd.	50,170	2,016,834

Total Trading Companies & Distributors		8,830,323

TOTAL INDUSTRIALS		15,424,577

INFORMATION TECHNOLOGY - 9.2%
Electronic Equipment, Instruments & Components - 2.4%
Belden Inc.	20,520	1,128,600
Itron Inc.	23,880	2,004,726	*

Total Electronic Equipment, Instruments & Components		3,133,326

IT Services - 1.1%
EVERTEC Inc.	41,330	1,406,873

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries Inc.	27,730	1,974,376	*
Semtech Corp.	20,040	1,060,116	*
Tower Semiconductor Ltd.	77,230	1,858,154	*

Total Semiconductors & Semiconductor Equipment		4,892,646

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2019 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Software - 2.0%
2U Inc.	38,350	$920,017	*
CommVault Systems Inc.	37,430	1,670,875	*

Total Software		2,590,892

TOTAL INFORMATION TECHNOLOGY		12,023,737

MATERIALS - 3.7%
Chemicals - 1.1%
Tronox Holdings PLC, Class A Shares	125,000	1,427,500

Containers & Packaging - 1.4%
Silgan Holdings Inc.	57,110	1,774,979

Metals & Mining - 1.2%
Commercial Metals Co.	73,310	1,632,613

TOTAL MATERIALS		4,835,092

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 11.6%
Brandywine Realty Trust	88,080	1,387,260
Highwoods Properties Inc.	33,700	1,648,267
Kite Realty Group Trust	93,100	1,818,243
Lexington Realty Trust	153,470	1,629,851
Outfront Media Inc.	57,000	1,528,740
PotlatchDeltic Corp.	34,070	1,474,209
Retail Properties of America Inc., Class A Shares	146,700	1,965,780
STAG Industrial Inc.	51,100	1,613,227
Summit Hotel Properties Inc.	176,780	2,181,465

TOTAL REAL ESTATE		15,247,042

UTILITIES - 5.0%
Electric Utilities - 2.3%
IDACORP Inc.	15,480	1,653,264
PNM Resources Inc.	27,110	1,374,748

Total Electric Utilities		3,028,012

Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP	27,690	1,457,878

Multi-Utilities - 1.6%
Black Hills Corp.	25,670	2,016,122

TOTAL UTILITIES		6,502,012

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $115,097,303)		128,004,160

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2019 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.403%	2,401,600	$2,401,600
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.485%	600,400	600,400	(a)

TOTAL SHORT-TERM INVESTMENTS (cost - $3,002,000)			3,002,000

TOTAL INVESTMENTS - 100.1% (cost - $118,099,303)			131,006,160
Liabilities in Excess of Other Assets - (0.1)%			(89,188)

TOTAL NET ASSETS - 100.0%			$130,916,972

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At December 31, 2019, the total market value of investments in Affiliated Companies was $600,400 and the cost was $600,400 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2019 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

6

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$128,004,160	—	—	$128,004,160
Short-Term Investments†	3,002,000	—	—	3,002,000

Total Investments	$131,006,160	—	—	$131,006,160

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended December 31, 2019. The following transactions were effected in shares of such company for the period ended December 31, 2019.

	Affiliate Value at September 30, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,420,332	1,420,332	$819,932	819,932	—	$456	—	$600,400

8